Description of the Plan (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) loan year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum contribution percentage	1.00%
Maximum contribution percentage	50.00%
Employer matching percentage	100.00%
Employer contribution, participant compensation match percentage	4.00%
Contribution vesting service period	3 years
Forfeited amounts used	$ 786,700	$ 70,000
Participant loan secured value percentage	50.00%
Participant loan minimum loan amount	$ 500
Participant loan maximum loan amount	$ 50,000
Participant loan maximum percentage of vested balance	50.00%
Minimum borrowing term	1 year
Participant loan maximum loan term	5 years
Participant loan, maximum term for principal residence	15 years
Maximum number of loans outstanding per participant | loan	1
Minimum periodic payment amount	$ 200
EBP, Age Of Eligibility | year	18
Age Under 40
EBP, Description of Plan [Line Items]
Non-elective contribution percentage	1.50%
Age 40.00 to 44.99
EBP, Description of Plan [Line Items]
Non-elective contribution percentage	1.75%
Age 45.00 to 49.99
EBP, Description of Plan [Line Items]
Non-elective contribution percentage	2.00%
Age 50.00 to 54.99
EBP, Description of Plan [Line Items]
Non-elective contribution percentage	2.25%
Age 55 and Over
EBP, Description of Plan [Line Items]
Non-elective contribution percentage	2.50%